Schedule III - Real Estate Properties and Accumulated Depreciation - Accumulated Depreciation (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate [Roll Forward]
Balance at beginning of period	$ 33,050,260
Acquisitions	11,493,360	$ 32,842,254
Capitalized leasing commissions	305,648	43,321
Capitalized tenant improvements	62,340	154,810
Capitalized tenant inducements	125,000
Building improvements - construction in progress	575,830	9,875
Impairment write-offs	(54,478)
Balance at end of period	45,557,960	33,050,260
Accumulated depreciation
Balance at beginning of period	442,871
Additions charged to costs and expenses	1,133,593	442,871
Impairment write-offs	(4,073)
Balance at end of period	1,572,391	442,871
Net investments in real estate - end of period	43,985,569	32,607,389
Franklin Square Property
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate [Roll Forward]
Balance at beginning of period	18,959,453
Acquisitions		18,761,322
Capitalized leasing commissions	299,533	43,321
Capitalized tenant improvements	62,340	154,810
Capitalized tenant inducements	125,000
Impairment write-offs	(54,478)
Balance at end of period	19,391,848	18,959,453
Accumulated depreciation
Balance at beginning of period	394,746
Additions charged to costs and expenses	615,599	394,746
Impairment write-offs	(4,073)
Balance at end of period	1,006,272	394,746
Net investments in real estate - end of period	18,385,576	18,564,707
Hanover Square Property
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate [Roll Forward]
Acquisitions	11,493,360
Capitalized leasing commissions	6,115
Balance at end of period	11,499,475
Accumulated depreciation
Additions charged to costs and expenses	229,238
Balance at end of period	229,238
Net investments in real estate - end of period	11,270,237
Hampton Inn Property
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate [Roll Forward]
Balance at beginning of period	14,090,807
Acquisitions		14,080,932
Building improvements - construction in progress	575,830	9,875
Balance at end of period	14,666,637	14,090,807
Accumulated depreciation
Balance at beginning of period	48,125
Additions charged to costs and expenses	288,756	48,125
Balance at end of period	336,881	48,125
Net investments in real estate - end of period	$ 14,329,756	$ 14,042,682